Commitments and Contingencies - Equinor (Narrative) (Details) - Randgrid - USD ($) $ in Millions	1 Months Ended
	Nov. 30, 2017	Sep. 30, 2018
Loss Contingencies [Line Items]
Estimated claim plus interest, damages and costs	$ 100
Minimum
Loss Contingencies [Line Items]
Possible loss in addition to what has already been accrued		$ 0
Maximum
Loss Contingencies [Line Items]
Possible loss in addition to what has already been accrued		$ 4